Carrying and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	$ 74.0	$ 70.8	$ 41.9	$ 61.3	$ 62.2	$ 114.9
Restricted Cash, Carrying Amount	4.0	3.9		5.3
Receivables less provision for allowances, claims and doubtful accounts, Carrying Amount	436.1	396.7		515.8
Accounts payable, Carrying Amount	270.3	196.2		245.0
Long-term debt, including current portion, Carrying Amount	1,264.2	1,305.4		1,023.6
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value	74.0	70.8		61.3
Restricted Cash, Fair Value	4.0	3.9		5.3
Receivables less provision for allowances, claims and doubtful accounts, Fair Value	436.1	396.7		515.8
Accounts payable, Fair Value	270.3	196.2		245.0
Long-term debt, including current portion, Fair Value	1,331.7	1,296.4		1,020.0
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying Amount	74.0	70.8		61.3
Restricted Cash, Carrying Amount	4.0	3.9		5.3
Receivables less provision for allowances, claims and doubtful accounts, Carrying Amount	436.1	396.7		515.8
Accounts payable, Carrying Amount	270.3	196.2		245.0
Long-term debt, including current portion, Carrying Amount	$ 1,264.2	$ 1,305.4		$ 1,023.6